UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    February 10, 2012


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 38

Form 13F Information Table Value Total: $250,087 (thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     6999    85632 SH       Sole                                      85632
Abbott Labs                    COM              002824100      375     6671 SH       Sole                                       6671
Apple Computer                 COM              037833100     3358     8291 SH       Sole                                       8291
Auto Data Processing           COM              053015103     9021   167028 SH       Sole                                     167028
Canon Inc. ADR                 COM              138006309     7925   179940 SH       Sole                                     179940
Chevron Corp                   COM              166764100      629     5908 SH       Sole                                       5908
Coca-Cola Co                   COM              191216100     9641   137784 SH       Sole                                     137784
Donaldson Inc                  COM              257651109    15367   225717 SH       Sole                                     225717
Dorchester Minerals LP Com Uni COM              25820R105     1202    53023 SH       Sole                                      53023
Dover Corp                     COM              260003108     9078   156374 SH       Sole                                     156374
Echelon                        COM              27874n105      312    64050 SH       Sole                                      64050
Ecolab Inc                     COM              278865100     8611   148951 SH       Sole                                     148951
Emerson Electric Co            COM              291011104     7976   171198 SH       Sole                                     171198
Exxon Mobil Corp     Com       COM              30231g102     3620    42704 SH       Sole                                      42704
FedEx Corp                     COM              31428x106     7155    85680 SH       Sole                                      85680
Illinois Tool Works            COM              452308109     7900   169118 SH       Sole                                     169118
Intel Corp                     COM              458140100     6306   260021 SH       Sole                                     260021
International Business Machine COM              459200101      273     1485 SH       Sole                                       1485
Johnson & Johnson              COM              478160104     8651   131916 SH       Sole                                     131916
Luminex Corp Com               COM              55027E102     1106    52088 SH       Sole                                      52088
Magnum Hunter Res Corp Com     COM              55973B102       57    10570 SH       Sole                                      10570
Microsoft Corp                 COM              594918104     6478   249554 SH       Sole                                     249554
Molex Inc.                     COM              608554101     7961   333642 SH       Sole                                     333642
National Instr Corp            COM              636518102     6371   245524 SH       Sole                                     245524
Nordson Corp                   COM              655663102    10607   257589 SH       Sole                                     257589
Novartis AG                    COM              66987V109     7759   135720 SH       Sole                                     135720
Paccar                         COM              693718108     5970   159335 SH       Sole                                     159335
PepsiCo Inc                    COM              713448108     7636   115093 SH       Sole                                     115093
Permian Basin Rty Tr Unit Ben  COM              714236106      679    33333 SH       Sole                                      33333
Procter & Gamble               COM              742718109    10525   157778 SH       Sole                                     157778
Sabine Royalty Trust UBI       COM              785688102     3392    53800 SH       Sole                                      53800
San Juan Basin Royalty Trust   COM              798241105    16683   733005 SH       Sole                                     733005
Schlumberger Ltd               COM              806857108     8591   125767 SH       Sole                                     125767
Sigma Aldrich                  COM              826552101    10042   160767 SH       Sole                                     160767
Telefonica de Espana           COM              879382208      701    40779 SH       Sole                                      40779
United Parcel Svc Cl B         COM              911312106     7942   108512 SH       Sole                                     108512
W.W. Grainger                  COM              384802104    15103    80684 SH       Sole                                      80684
Wal-Mart Stores                COM              931142103     8087   135322 SH       Sole                                     135322
REPORT SUMMARY		       38 DATA RECORDS		     250087         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

